Interim Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Interim Condensed Consolidated Statements of Operations [Abstract]
Revenues	$ 30,575	$ 28,508	$ 89,318	$ 84,035	$ 113,400
Cost of revenues	23,087	21,524	67,416	64,250	86,253
Gross income	7,488	6,984	21,902	19,785	27,147
Operating expenses
Sales and marketing	2,410	1,922	6,940	5,269	7,388
General and administrative	3,546	2,494	8,745	7,519	10,106
Total operating expenses	5,956	4,416	15,685	12,788	17,494
Operating income	1,532	2,568	6,217	6,997	9,653
Financial income (expenses), net	(57)	822	(326)	1,202	1,521
Income before taxes on income	1,475	3,390	5,891	8,199	11,174
Income taxes	374	946	1,486	2,337	2,884
Net income	$ 1,101	$ 2,444	$ 4,405	$ 5,862	$ 8,290
Income per ordinary share
Basic and diluted income per ordinary share	$ 0.06	$ 0.14	$ 0.25	$ 0.34	$ 0.48
Weighted average number of ordinary share used to compute basic earning per ordinary share	17,346,561	17,346,561	173,346,561	17,346,561	17,346,561
Weighted average number of Ordinary share used to compute diluted earning per ordinary share	17,630,824	17,346,561	17,625,722	17,346,561	17,346,561